Filed under Rule 497(e)

Registration No. 333-11283

SunAmerica Series, Inc.

AIG Active Allocation Fund

AIG Multi-Asset Allocation Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 3, 2017, to the Funds’

Prospectus dated February 28, 2017, as supplemented and amended to date

In the section entitled “Fund Highlights: AIG Active Allocation Fund,” the section “Portfolio Manager” is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Fund Since	Title
Douglas Loeffler, CFA	2015	Senior Portfolio Manager, Senior Vice President at SunAmerica
Manisha Singh, CFA	2017	Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 24 of the Prospectus.

In the section entitled “Fund Highlights: AIG Multi-Asset Allocation Fund,” the section “Portfolio Manager” is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Fund Since	Title
Douglas Loeffler, CFA	2015	Senior Portfolio Manager, Senior Vice President at SunAmerica
Manisha Singh, CFA	2017	Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 24 of the Prospectus.

In the section entitled “Fund Management” on page 50 of the Prospectus, the section “Portfolio Manager” is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Douglas Loeffler and Manisha Singh are the portfolio managers of the Funds and are primarily responsible for the day-to-day management of the Funds.

Douglas Loeffler, CFA

Senior Vice President

Senior Portfolio Manager

Mr. Loeffler joined American International Group, Inc. (“AIG”) in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, CA. In this role, Mr. Loeffler led the manager review and oversight for affiliated variable annuity portfolios advised by SunAmerica, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became a Portfolio Manager for asset allocation strategies at SunAmerica.

Manisha Singh, CFA

Co-Portfolio Manager

Ms. Singh joined AIG in 2017. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of discretionary fund-of-funds portfolios, and a senior manager research analyst for unaffiliated mutual funds and separately managed accounts.

Additional information about the Portfolio Managers’ compensation, other accounts under management, and ownership of the Funds’ shares is contained in the SAI.

Please see below, under “Distributor,” for additional information on distributor-related payments made by SunAmerica.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118AAS_2-17

Filed under Rule 497(e)

Registration No. 333-11283

SunAmerica Series, Inc.

AIG Active Allocation Fund

AIG Multi-Asset Allocation Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 3, 2017, to the Funds’

Statement of Additional Information (“SAI”) dated February 28, 2017, as supplemented and amended to date

In the section beginning on page 31 of the SAI entitled “Information about the Portfolio Managers,” the section under the heading “Other Accounts Managed by the Portfolio Managers” is deleted in its entirety and replaced with the following:

The following table indicates the type, name and total assets of other accounts of which each portfolio manager has day-to-day responsibilities as of August 31, 2017. These accounts include Registered Investment Companies (“RICs”), Other Pooled Investments (“OPIs”) (hedge funds, private institutional accounts, etc.) and Other Accounts (“OAs”).

	Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account ($ millions except as noted)			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based ($ millions except as noted)
Fund		RICs	OPIs	OAs	RICs	OPIs	OAs
AIG Active Allocation	Douglas Loeffler	12	0	0	0	0	0
		$16,744	0	0	0	0	0
AIG Active Allocation	Manisha Singh	12	0	0	0	0	0
		$16,744	0	0	0	0	0
AIG Multi-Asset Allocation	Douglas Loeffler	12	0	0	0	0	0
		$16,744	0	0	0	0	0
AIG Multi-Asset Allocation	Manisha Singh	12	0	0	0	0	0
		$16,744	0	0	0	0	0

In the section entitled “Information about the Portfolio Managers,” the table under the heading “Portfolio Manager Ownership of Portfolio Shares” is deleted in its entirety and replaced with the following:

Name of Adviser	Name of Portfolio Manager	Dollar Range of Equity Securities in the AIG Active Allocation Fund beneficially owned by the named Portfolio Manager	Dollar Range of Equity Securities in the AIG Multi-Asset Allocation Fund beneficially owned by the named Portfolio Manager
SunAmerica	Douglas Loeffler	None	None
SunAmerica	Manisha Singh	None	None

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_AASAI_2-17